SHARE CAPITAL (Details Narrative) ¥ / shares in Units, $ / shares in Units, Integer in Thousands																				12 Months Ended
	Oct. 04, 2022	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) Investors	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares	Jun. 10, 2021 $ / shares shares	Jun. 10, 2021 CNY (¥) Investors	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 07, 2020 USD ($) Investors $ / shares shares	Sep. 03, 2020 $ / shares shares	Sep. 03, 2020 $ / shares shares	May 27, 2020 USD ($) $ / shares	May 22, 2020 USD ($) $ / shares shares	May 22, 2020 CNY (¥)	Jan. 08, 2020 USD ($) Investors $ / shares shares	Jan. 08, 2020 CNY (¥) Investors	Dec. 18, 2019 USD ($) $ / shares	Dec. 16, 2019 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) Integer	Dec. 31, 2021 CNY (¥) Integer shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 30, 2022 $ / shares shares	Sep. 03, 2020 ¥ / shares shares	Sep. 02, 2020 shares
IfrsStatementLineItems [Line Items]
Equity reverse stock split											Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share	Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Number of shares outstanding											3,100,000	3,100,000									5,976,098,000	3,674,370,000	8,057,847,000		3,100,000	9,200,000
Par value per share | $ / shares																							$ 0.024	$ 0.024
Number of shares issue														1,102,950		666,666			1,200,000
Share issued price per share | $ / shares										$ 2.32				$ 0.68		$ 0.75			$ 0.75
Warrants to purchase shares of common stock														1,102,950					1,200,000
Gross Proceeds from pricing of public offering | $									$ 2,100,000	$ 1,300,000				$ 750,006					$ 900,000
Warrant life								5 years	5 years				5 years	5 years	5 years			5 years	5 years
Warrants exercisable term									6 months					6 months	6 months				6 months
Warrants exercise price per share | $ / shares									$ 4.46					$ 0.79					$ 0.82
Proceeds from offering | $									$ 1,860,000					$ 595,000					$ 748,000
Percentage of gross proceeds of offering																			8.00%
Payment of placement fee | $																			$ 72,000
Payment of non-accountable expense allowance | $																			$ 45,000
Percentage of aggregate number of shares sold in offering									5.00%					5.00%	5.00%				5.00%
Exercise price at date of grant | $ / shares														$ 0.85					$ 0.9375
Fair value of other than equity instrument warrant granted | ¥															¥ 3,552,000					¥ 5,250,000
Issuance of new shares for equity financing																$ 500,000				¥ 5,725,000	¥ 29,587,000	¥ 16,045,000
Number of institutional accredited investors | Investors			2				3			3						3	3
Registration period of offering																270 days	270 days
Legal and other expenses | ¥																	¥ 0
Grant date	October 4, 2022				June 14, 2021			February 17, 2021					May 27 and May 25, 2020					December 18, 2019
Share price at date of grant				0.58	3.15			4.45										0.68		1,833,334	1,652,322
Volatility								107.00%
Dividend yield				0.00%	0.00%			0.00%					0.00%					0.00%
Risk-free interest rate				3.96%	0.80%			0.57%					0.34%					1.74%
Average fair value at grant date | $		$ 0.43		$ 0.43	$ 2.50			$ 3.54					$ 0.416					$ 0.598
Number of shares issued										566,379											1,502,110,000		1,666,667,000	200,000,000
Aggregate the number of share sale									588,235
Purchase price of per share | $ / shares									$ 3.57
Warrants exercised																					700,516
Warrants exercised (in shares)																					685,339
Warrants exercised cashless																					32,677
Shares issued upon cashless exercise of warrants																					17,500
Warrants exercised | ¥																					¥ 10,258,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																					33,269	46,256	110,343
Fair value of shares issued | ¥																				621,000	¥ 573,000	¥ 587,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																					81,010	36,201	268,331
Fair value of shares issued | ¥																				1,490,000	¥ 1,262,000	¥ 548,000
Employee [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																							36,408
Fair value of shares issued | ¥																				¥ 69,000
Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares of common stock		1,666,667		1,666,667		913,875
Warrant life							5 years
Warrants exercise price per share | $ / shares		$ 0.82		$ 0.82		$ 3.42
Proceeds from offering | ¥			¥ 1,000,000				¥ 3,180,285
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares		$ 0.75		$ 0.75		$ 4.35
Percentage of aggregate number of shares sold in offering			5.00%				5.00%
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,666,667		1,666,667		913,875
Purchase price of per share | $ / shares		$ 0.60				$ 3.48
Securities Purchase Agreement [Member] | Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Closing price for the common shares preceding execution of the SPA | $ / shares						$ 3.42
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)											$ 0.008	$ 0.008													¥ 0.008
Exercise price at date of grant | $ / shares				$ 0.82	$ 3.42			$ 3.57					$ 0.79					$ 0.82
Share price at date of grant | $ / shares													0.59
Volatility													100.00%					141.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)											$ 0.024	$ 0.024													¥ 0.024
Warrant life				5 years	5 years
Exercise price at date of grant | $ / shares				$ 0.75	$ 4.35			$ 4.46					$ 0.85					$ 0.9375
Share price at date of grant | $ / shares													0.64
Volatility				104.00%	115.00%